Merger Transaction and Related Financing Transactions	12 Months Ended
Dec. 31, 2022
Merger Transaction and Related Financing Transactions
Merger Transaction and Related Financing Transactions

2.Merger Transaction and Related Financing Transactions

Merger Transaction

On August 13, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Miami Swan Ltd, a wholly-owned subsidiary of the Company which was established for merger purpose (“Merger Sub”) and Silver Crest Acquisition Corporation (“SPAC”), a blank check company incorporated on September 3, 2020, as a Cayman Islands exempted company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses or entities. On January 19, 2021, the SPAC consummated the Initial Public Offering, raising gross proceeds of US$345,000,000. Upon the terms and subject to the conditions of the Merger Agreement and in accordance with the Companies Act (as amended) of the Cayman Islands (the “Cayman Companies Law”), at the closing, Merger Sub merged with and into SPAC (the “First Merger”), with SPAC surviving the First Merger as a wholly owned subsidiary of the Company. Immediately following the consummation of the First Merger and as part of the same overall transaction, SPAC merged with and into the Company (the “Second Merger” and together with the First Merger, the “Mergers”), with the Company surviving the Second Merger (the “Merger Transaction”). The Merger Transaction was consummated on September 28, 2022 (the “Closing Date”).

2.Merger Transaction and Related Financing Transactions (continued)

Upon the consummation of the Merger Transaction, (i) 116,855 issued ordinary shares of the Company held by certain existing shareholders of the Company before the Merger Transaction (the “Existing Shareholders”) were subdivided using the exchange ratio of approximately 1,064.3 into 124,368,473 ordinary shares. As a result, the par value of ordinary shares was updated from US$0.01 to US$0.00000939586994067732. All applicable share and per share amounts in the consolidated financial statements have been retrospectively adjusted to reflect the effects of the stock split; (ii) 7,745 issued ordinary shares of the Company held by THC Hope IB Limited, a trust established to hold securities on behalf of certain employee and members of management, were subdivided using the exchange ratio of approximately 1,064.3 into 8,242,983 ordinary shares; (iii) the Company issued 5,693,636 ordinary shares in exchange of 1,381,136 Class A ordinary shares of SPAC held by public shareholders of the SPAC and 4,312,500 Class B ordinary shares of SPAC held by Silver Crest Management LLC (the “Sponsor”), among which 1,400,000 ordinary shares owned by the Sponsor were unvested and subject to forfeiture, only to be vested upon the Company’s future share price reaching certain price threshold (the “Earn-in Shares”). On the fifth anniversary of the Closing Date, the Earn-in Shares will be forfeited if certain price threshold are not met. The Company concluded that the Earn-in Shares to be classified as equity under ASC 815 because the instruments are considered to be indexed to the Company’s own stock and qualify for equity classification. The fair value of the Earn-in Shares was US$5,900,000 (equivalent to RMB41,953,130) as of September 28, 2022, and was accounted for as additional paid-in capital; (iv) the Company issued 17,250,000 Warrants in exchange of the warrants of SPAC held by public shareholders (the “Public Warrants”), and issued 4,450,000 Warrants to the Sponsor in exchange of warrants of SPAC held by the Sponsor (the “Sponsor Warrants”).

The Company also commits to issue up to 14,000,000 ordinary shares to the Existing Shareholders upon the Company’s future share price reaching certain price threshold (the “Earn-out Shares”). The Earn-out Shares will expire five years from the Closing Date. The Company concluded that the Earn-out Shares to be classified as equity under ASC 815 because the instruments are considered to be indexed to the Company’s own stock and qualify for equity classification. The fair value of the Earn-out Shares was US$59,000,000 (equivalent to RMB419,531,300) as of September 28, 2022, and was accounted for as additional paid-in capital.

The controlling shareholders of the Company before the Merger Transaction remained the controlling shareholders of the surviving company after the Merger Transaction. The Company was determined to be the accounting acquirer given the Company effectively controlled the combined companies after the Merger Transaction. The Merger Transaction is not a business combination because the SPAC did not carry out a business since its incorporation and did not have inputs and processes applied to those inputs that have the ability to contribute to the creation of outputs. As a result, the Merger Transaction is accounted for as issuance of ordinary shares and warrants by the Company in exchange of cash of the SPAC. Upon the consummation of the Merger Transaction, the Company acquired cash from the SPAC in the amount of US$3,408,651 (equivalent to RMB24,237,896) and issued warrant liabilities in the amount of US$8,700,000 (equivalent to RMB61,863,090).

Upon the consummation of the Merger Transaction, the Company also completed the following financing transactions:

(i) The Company issued 5,050,000 ordinary shares and 1,200,000 Warrants (the “PIPE Warrants,” and collectively with the Public Warrants and the Sponsor Warrants, the “Warrants”) to a number of investors (the “PIPE Investors”) for a total consideration of US$44,500,100 (the “PIPE Transaction”). The Company received gross proceeds of US$44,500,100 (equivalent to RMB316,426,861) on September 29, 2022. The proceeds were allocated between PIPE Warrants and ordinary shares by using residual method. PIPE Warrants were recognized at fair value on September 28, 2022 and the difference between total proceeds and fair value of PIPE Warrants was allocated to ordinary shares. PIPE Warrants were accounted for as liabilities and measured at fair value in accordance with ASC 815, with fair value changes recognized in the Consolidated Statement of Operations (See Note 15).

2.Merger Transaction and Related Financing Transactions (continued)

(ii) The Company issued 5,000,000 ordinary shares to Shaolin Capital Partners Master Fund Ltd, MAP 214 Segregated Portfolio, a segregated portfolio of LMA SPC, DS Liquid DIV RVA SCM LLC and Shaolin Capital Partners SP, a segregated portfolio of PC MAP SPC (collectively, “ESA Investors”) pursuant to Equity Support Agreement (“ESA Agreement”) entered into on March 8, 2022 and as amended on July 28, 2022, concurrently with receipt of the subscription price of US$50,000,000 (equivalent to RMB355,535,000) paid by the ESA investors, which were deposited into a collateral account established in the name of the Company (the “ESA Transaction”). The Company is unable to withdraw or transfer the cash in the collateral account without consent from Shaolin Capital Management LLC (“Shaolin”). Before issuance of 5,000,000 ordinary Shares to ESA Investors and receipt of subscription price of US$50,000,000, the Company made payment of US$3,166,667 in cash as deposits to the collateral account. The cash and related interest income in the collateral account will be released to the Company and ESA Investors within 245 calendar days after the Closing Date in accordance with the mechanism set out in ESA Agreement (see Note 15). The Company incurred and paid offering cost of US$650,000 (equivalent to RMB4,621,955) in connection with this transaction which was recognized in general and administrative expenses for the year ended December 31, 2022.

(iii) The Company is obligated to issue to CF Principal Investment LLC (“Cantor”) a number of ordinary shares equal to the quotient obtained by dividing (1) US$3,000,000 and (2) the fair market value of the ordinary shares (“Commitment Shares”) pursuant to Ordinary Share Purchase Agreement entered into between the Company and Cantor (also see Note 22). In accordance with such agreement, based on the Company’s notification from time to time, Cantor will purchase from the Company with per share purchase price equal to 97% of the dollar volume-weighted average price for the ordinary shares on the Nasdaq Stock Market over a specified time period, up to US$100,000,000 in aggregate gross purchase price of newly issued ordinary shares during the 36 months beginning from the effective date of initial registration statement filed with the U.S. Securities and Exchange Commission. The Company issued 826,446 ordinary shares as consideration for the Commitment Shares of US$3,000,000 (equivalent to RMB21,656,700), with a corresponding amount recognized in general and administrative expenses for the year ended December 31, 2022.

(iv) The Company entered into an Option Agreement by and between, on the one hand, Pangaea Two Acquisition Holdings XXIIB, Ltd. and Pangaea Two Acquisition Holdings XXIIA, Ltd., and, on the other hand, Sona Credit Master Fund Limited (“Sona”) pursuant to which Sona shall have the options to acquire 200,000 ordinary shares of the Company from Pangaea Two Acquisition Holdings XXIIB, Ltd. at a purchase price of US$11.50 per share.

The key terms of this option are summarized as follows:

The options may be exercised, at the sole discretion of Sona, in whole or in part from the time to time within 5 years counting from the date of the consummation of Merger Transaction.

The options may be cancelled, at the option of Pangaea Two Acquisition Holdings XXIIA, at any time during the Exercise Period, upon no less than 30 days’ notice to the Investor, at a price of $0.01 per Option Share if the last reported sales price of the ordinary shares has been at least $18.00 per share on each of 20 trading days within any 30 trading-day period commencing once the options become exercisable and ending on the third (3rd) trading day prior to the date on which notice of cancellation is given.

The fair value of the options was US$250,000 (equivalent to RMB1,777,675) as of September 28, 2022, and was treated as capital contribution from shareholders because the options were granted to facilitate the consummation of financing transactions on behalf of the Company, and recorded in additional paid-in capital with a corresponding amount recognized in general and administrative expenses for the year ended December 31, 2022.

The ordinary shares and Public Warrants began trading on the Nasdaq Capital Market under the symbols “THCH” and “THCHW”, respectively, on September 29, 2022.